Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets - Parent [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 4,602,243
Deferred offering costs	292,000
Non-current assets
Investment in subsidiaries and VIE	15,034,773	4,374,646
Total assets	19,929,016	4,374,646
LIABILITIES
Due to related parties	1,184,272
STOCKHOLDERS’ EQUITY
Common stock, $0.0001 par value, 450,000,000 shares authorized, 21,149,425 and 20,000,000 issued and outstanding at December 31, 2020 and 2019, respectively	2,115	2,000
Preferred shares, $0.0001 par value, 50,000,000 shares authorized, 750,000 issued and outstanding at December 31, 2020 and 2019	75	75
Additional paid-in capital	14,171,120	4,171,235
Statutory reserve	394,541	94,837
Retained earnings	3,353,031	66,043
Accumulated other comprehensive income	823,862	40,456
Total stockholders’ equity	18,744,744	4,374,646
Total liabilities and stockholders’ equity	$ 19,929,016	$ 4,374,646